Net Gain from Measurement of Financial Instruments at Fair Value Through Profit or Loss - Summary of Net gain from Measurement of Financial Instruments (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		$ 2,221,229,694	$ 2,121,704,270	[1]	$ 306,237,052
Gain from government securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		2,205,246,237	1,885,569,872		124,400,370
Gain from private securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		35,637,254	151,149,338		133,837,236
Gain from derivative financial instruments Forward transactions [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		16,383,402	39,280,093		5,105,843
Gain / (loss) from other financial assets [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		5,889,719	2,606,092		(178,910)
(Loss) / gain from sales or decreases of financial assets at fair value
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	[2]	(4,294,671)	52,517,466		(2,704,345)
Loss from derivative financial instruments Option [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		(42,816,842)	(17,013,432)
Gain from equity instruments at fair value through profit or loss [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		$ 5,184,595	$ 7,594,841		$ 45,776,858

[1]	See Note 3.
[2]	Net amount of reclassifications to profit of instruments classified at fair value through other comprehensive income that were derecognized or charged during the fiscal year.